Supplement dated November 8, 2016 to the

PNC Funds Prospectus,

PNC Balanced Allocation Fund Summary Prospectus,

PNC Retirement Income Fund Summary Prospectus,

PNC Target 2020 Fund Summary Prospectus,

PNC Target 2030 Fund Summary Prospectus,

PNC Target 2040 Fund Summary Prospectus, and

PNC Target 2050 Fund Summary Prospectus

each dated September 28, 2016, as supplemented

PNC Balanced Allocation Fund

PNC Retirement Income Fund

PNC Target 2020 Fund

PNC Target 2030 Fund

PNC Target 2040 Fund

PNC Target 2050 Fund

Effective November 7, 2016, Aneet Deshpande, CFA, joined PNC Capital Adviors, LLC (the “Adviser”) as Managing Director, became Lead Portfolio Manager of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund (collectively, the “Funds”).  Mr. Deshpande has 19 years of industry experience and had previously been with the Adviser serving as Head of Equity Trading from March 2007 to August 2015 and as Chairman of the Asset Allocation Committee managing the Funds from June 2013 to August 2015.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-007-1116

SUM-EQBAL-1116

SUM-TR2020-1116

SUM-TR2030-1116

SUM-TR2040-1116

SUM-TR2050-1116

SUM-RETI-1116